Net deferred tax position	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Net deferred tax position	Net deferred tax position
An analysis of the net deferred tax position is set forth below:

(€ million)	2025		2024	2023
Deferred taxes on:
Consolidation adjustments (intragroup margin in inventory)	1,928		1,927	1,525
Provision for pensions and other employee benefits	588		787	853
Remeasurement of other acquired intangible assets	(2,767)	(a)	(2,079)	(2,795)
Recognition of acquired property, plant and equipment at fair value	20		(10)	(21)
Equity interests in subsidiaries and investments in other entities(b)	(787)		(1,044)	(1,023)
Tax losses available for carry-forward	1,836		971	1,526
Stock options and other share-based payments	100		103	84
Accrued expenses and provisions deductible at the time of payment(c)	2,297		2,277	1,994
Other(d)	3,727		2,869	2,427
Net deferred tax asset/(liability)	6,942		5,801	4,570
(a)As of December 31, 2025, includes remeasurements of the acquired intangible assets of Bioverativ (€746 million); Principia (€215 million); Ablynx
(€151 million); and Blueprint Medicines (€1,443 million), acquired in 2025 (see Note D.1.).
(b)In some countries, Sanofi is liable for withholding taxes and other tax charges when dividends are distributed. Consequently, Sanofi recognizes a deferred tax liability on the reserves of French and foreign subsidiaries (approximately €73.3 million) which it regards as likely to be distributed in the foreseeable future. In determining the amount of the deferred tax liability as of December 31, 2025, Sanofi took into account changes in the ownership structure of certain subsidiaries, and the effects of changes in the taxation of dividends in France, following the ruling of the Court of Justice of the EU in the Steria case and the resulting amendments to the 2015 Finance Act. As of December 31, 2024, this line includes a deferred tax liability arising from temporary differences on investments in subsidiaries in connection with the separation of Opella; that amount was fully reversed as of December 31,
2025 following the loss of control of Opella in April 2025 (see note D.1.).
(c)Includes deferred tax assets related to restructuring provisions, amounting to €289 million as of December 31, 2025, €319 million as of December 31,
2024, and €286 million as of December 31, 2023.
(d)Includes deferred taxes arising on the spread tax deduction of R&D expenses, amounting to €2,542 million as of December 31, 2025, €2,053 million as of
December 31, 2024, and €1,331 million as of December 31, 2023.
The reserves of Sanofi subsidiaries that would be taxable if distributed but for which no distribution is planned, and for which no deferred tax liability has therefore been recognized, totaled €10.1 billion as of December 31, 2025, compared with €10.5 billion as of December 31, 2024 and €10.0 billion as of December 31, 2023.
Most of Sanofi’s tax loss carry-forwards are available indefinitely. For a description of policies on the recognition of deferred tax assets, refer to Note B.22. For each tax consolidation, the recognition of deferred tax assets is determined on the basis of profit forecasts that are consistent with Sanofi’s medium-term strategic plan, and taking into consideration the tax consequences of the strategic opportunities available to Sanofi within the period of availability of tax loss carry-forwards and the specific circumstances of each tax consolidation. Deferred tax assets relating to tax loss carry-forwards as of December 31, 2025 amounted to €3,458 million, of which €1,622 million were not recognized (primarily composed of prior period tax liabilities following progress of reviews with tax authorities and capital losses). This compares with €3,010 million as of December 31, 2024
(of which €2,039 million were not recognized) and €2,729 million as of December 31, 2023 (of which €1,203 million were not recognized).
The table below shows when tax losses available for carry-forward are due to expire:

(€ million)	Tax losses available for carry-forward(a)
2026	5
2027	3
2028	8
2029	2
2030	43
2031 and later	12,139
Total as of December 31, 2025	12,200
Total as of December 31, 2024	9,812
Total as of December 31, 2023	8,933
(a)Excluding tax loss carry-forwards on asset disposals. Such carry-forwards amounted to €37 million as of December 31, 2025, €40 million as of
December 31, 2024 and €5 million as of December 31, 2023.
Use of tax loss carry-forwards is limited to the entity in which they arose. In jurisdictions where tax consolidations are in place, tax losses can be netted against taxable income generated by entities in the same tax consolidation.
Deferred tax assets not recognized because their future recovery was not regarded as probable given the expected results of the entities in question and unagreed tax positions amounted to €1,620 million in 2025, €2,117 million in 2024 and €1,261 million in
2023.